UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):

[   ] is a restatement
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Jackson National Asset Management, LLC

Address:
225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606

Form 13F File Number: 28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark D. Nerud
Title: President and Chief Executive Officer
Phone: 312-338-5801
Signature, Place, and Date of Signing:

/s/ Mark D. Nerud   Chicago, Illinois     07/08/2010
[Signature]         [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number; Name

28-00096; Capital Guardian Trust Company
28-03702; Credit Suisse Asset Management, LLC
28-1666; Eagle Asset Management, Inc.
28-03578; Franklin Advisers, Inc.
28-5930; Franklin Advisory Services, LLC
28-06154; Franklin Mutual Advisers, LLC
28-12310; Franklin Templeton Institutional, LLC
28-10981; Goldman Sachs Asset Management, L.P.
28-00255; Invesco Advisers, Inc.
28-7592; Waddell & Reed Financial, Inc. on behalf of Sub-Adviser Ivy Investment Management Company
28-694; J.P. Morgan Investment Management Inc.
28-61; Lazard Asset Management LLC
28-03513; M&G Investment Management Limited
28-1435; Mellon Capital Management Corporation
28-203; OppenheimerFunds, Inc.
28-4976; Pacific Investment Management Company LLC
28-03586; PPM America, Inc.
28-05454; Templeton Global Advisors Limited
28-115; T. Rowe Price Associates, Inc.
28-04557; Wellington Management Company, llp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.